Expenses by nature (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Research and development [Abstract]
External research and development expenses		$ 7,027	$ 6,728	$ 18,534	$ 21,651
Employee expenses	[1],[2]	3,491	1,606	8,733	4,964
Depreciation		10	5	23	16
Other expenses		39	58	87	179
Total research and development expenses		10,567	8,397	27,377	26,810
General and administrative [Abstract]
External costs		3,615	3,016	10,178	7,253
Employee expenses	[2],[3]	2,304	1,134	6,222	3,084
Depreciation		79	74	224	221
Total general and administrative expenses		5,998	4,224	16,624	10,558
Total operating expenses		16,565	12,621	44,001	37,368
Share based compensation expense (benefit) included in employees expenses for employees in research and development department		1,100	100	2,700	200
Share-based compensation expense (benefit) included in employees expenses for employees in general and administrative department		1,200	100	3,200	200
Foreign exchange gain [Abstract]
Foreign exchange (loss)/gain		$ (247)	$ (1,845)	$ 1,613	$ (58)

[1]	Included in employee expenses is a share-based compensation expense of $1.1 million and $2.7 million for the three and nine months ended September 30, 2025, respectively, relating to employees in the research and development department (three and nine months ended September 30, 2024, $0.1 million and $0.2 million, respectively).
[2]	Includes termination expenses incurred in the period.
[3]	Included in employee expenses is share-based compensation expense of $1.2 million and $3.2 million for the three and nine months ended September 30, 2025, respectively, relating to employees in the general and administrative department (three and nine months ended September 30, 2024, $0.1 million and $0.2 million, respectively).